Restructuring (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring
Schedule of Restructuring Expenses

€ millions	2021	2020	2019
Employee-related restructuring expenses	-25	7	-1,111
Onerous contract-related restructuring expenses and restructuring-related impairment losses	-132	-4	-19
 Restructuring expenses	-157	3	-1,130

Schedule of Restructuring Expenses by Functional Area

€ millions	2021	2020	2019
Cost of cloud	-127	0	-20
Cost of software licenses and support	-5	1	-118
Cost of services	-13	-3	-154
Research and development	-12	1	-467
Sales and marketing	3	3	-299
General and administration	-2	2	-71
 Restructuring expenses	-157	3	-1,130